CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 11,934	$ 3,854
Trade accounts receivable	1,295	806
Contract Assets	5,035	6,015
Prepaid expenses and other	3,648	563
Government departments and agencies receivables	6,156	2,856
Related parties	157	0
Derivatives FPA	12,775	0
Inventory	831	685
Total current assets	41,831	14,779
NON-CURRENT ASSETS:
Right-of-use assets, net	2,794	3,147
Property, plant and equipment, net	1,643	972
Investment in Jet Talk	1,777	2,137
Long term Deposits	203	271
Derivatives FPA	28,077	0
Total non-current assets	34,494	6,527
TOTAL ASSETS	76,325	21,306
CURRENT LIABILITIES:
Trade payables	1,459	8,522
Short term loans from financial institutions	0	6,334
Contract Liabilities	622	474
ESA advance payments	5,800	15,270
Prepayment from Customer	12,176	1,504
Lease liabilities	1,021	989
Other accounts payable and accrued expenses	7,843	6,230
Related Parties	408	2,149
Total current liabilities	29,329	41,472
NON-CURRENT LIABILITIES:
Long term loans from financial institutions	54,926	6,943
Lease liabilities	2,280	2,984
Loan from shareholder, net	0	4,533
Derivatives Instruments Liabilities	20,305	1,392
Liability for royalties payable	1,107	1,368
Total non-current liabilities	78,618	17,220
SHAREHOLDERS' DEFICIT:
Share Capital	0	4
Share Premium	446,488	46,203
Capital reserves	3,498	226
Accumulated deficit	(481,608)	(83,819)
Total shareholders' deficit	(31,622)	(37,386)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 76,325	$ 21,306